Finance income and finance costs (Tables)	12 Months Ended
Dec. 31, 2022
Finance income and finance costs
Schedule of finance income and finance costs

	2022	2021	2020
Interest SVB Loan Agreement (see note 20)	(1,630)	(712)	(95)
Foreign exchange differences	3,386	7,636	(6,693)
Interest on certificates of deposit with maturities of more than three months	0	0	186
Other finance income/finance costs - net	361	(415)	(45)
	2,117	6,509	(6,647)